Commitments and Contingencies - Future Minimum Rental Payments for Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 2,693
2018	3,422
2019	3,472
2020	3,562
2021	2,709
Thereafter	5,079
Total minimum lease payments	$ 20,937